Document And Entity Information	Jul. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	CAPSTONE HOLDING CORP.
Document, Type	8-K
Document, Period End Date	Jul. 02, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33560
Entity, Tax Identification Number	86-0585310
Entity, Address, Address Line One	18400 76th Avenue
Entity, Address, City or Town	Tinley Park
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60477
City Area Code	708
Local Phone Number	371-0660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CAPS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0000887151